     As filed with the Securities and Exchange Commission on May 28, 2003


                                       Securities Act Registration No. 33-17224
                               Investment Company Act Registration No. 811-5336

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                     PRE-EFFECTIVE AMENDMENT NO.       [_]

                     POST-EFFECTIVE AMENDMENT NO. 29  [X]

                                    AND/OR
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 30           [X]

                       (Check appropriate box or boxes)

                                 -------------

              PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
              (Exact name of registrant as specified in charter)

                             GATEWAY CENTER THREE
                              100 MULBERRY STREET
                           NEWARK, NEW JERSEY 07102
              (Address of Principal Executive Offices) (Zip Code)

                                 -------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (973) 802-6469

                            JONATHAN D. SHAIN, ESQ.
                             GATEWAY CENTER THREE
                              100 MULBERRY STREET
                           NEWARK, NEW JERSEY 07102
                    (Name and Address of Agent for Service)

   It is proposed that this filing will become effective (check appropriate box):

   [X] immediately upon filing pursuant to paragraph (b)

   [_] on (date) pursuant to paragraph (b)

   [_] 60 days after filing pursuant to paragraph (a)(1)

   [_] on (date) pursuant to paragraph (a)(1)

   [_] 75 days after filing pursuant to paragraph (a)(2)

   [_] on (date) pursuant to paragraph (a)(2) of Rule 485. If appropriate, check the following box:

   [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 -------------

================================================================================

 PROSPECTUS

 MAY 28, 2003




  PRUDENTIAL
  INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES
  (CLASS A SHARES)



 FUND TYPE
 Money Market

 OBJECTIVE
 High current income consistent with the preservation of principal and liquidity

 As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.


     Prudential Financial is a service mark of The Prudential Insurance Company of
     America, Newark, NJ, and its affiliates.  [LOGO] Prudential Financial

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Table of Contents
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
1   Risk/Return Summary
1   Investment Objective and Principal Strategies
1   Principal Risks
3   Evaluating Performance
4   Fees and Expenses

6   How the Fund Invests
6   Investment Objective and Policies
8   Other Investments and Strategies
10  Investment Risks

11  How the Fund is Managed
11  Board of Directors
11  Manager
11  Investment Adviser
12  Distributor

13  Fund Distributions and Tax Issues
13  Distributions
13  Tax Issues

15  How to Buy and Sell Shares of the Fund
15  How to Buy Shares
18  How to Sell Your Shares

22  Financial Highlights

24  The Prudential Mutual Fund Family

    For More Information (Back Cover)


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  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
  PORTFOLIO, INC.

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Risk/Return Summary
---------------------------------------------------------------------

This section highlights key information about PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.--INSTITUTIONAL MONEY MARKET SERIES, which we refer to as "the Fund." The Fund offers Class A shares and Class I shares. This prospectus relates only to Class A shares. Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. To achieve this objective we invest at least 80% of the Fund's INVESTABLE ASSETS (net assets plus any borrowings made for investment purposes) in short-term money market instruments such as obligations issued by the U.S. Government, its agencies and instrumentalities, commercial paper, asset-backed securities, funding


-------------------------        agreements, variable rate demand notes,
MONEY MARKET FUNDS               bills, notes and other obligations issued
MONEY MARKET FUNDS--WHICH        by banks, corporations and other
HOLD HIGH-QUALITY SHORT-TERM     companies (including trust structures),
DEBT OBLIGATIONS--PROVIDE        and obligations issued by foreign banks,
INVESTORS WITH A LOWER RISK,     foreign companies or foreign
HIGHLY LIQUID INVESTMENT OPTION. governments, and municipal notes. The
THESE FUNDS ATTEMPT TO           Fund will invest only in instruments with
MAINTAIN A NET ASSET VALUE OF $1 remaining maturities of thirteen months
PER SHARE, ALTHOUGH THERE CAN    or less and which are denominated in
BE NO GUARANTEE THAT THEY WILL   U.S. dollars. The Fund may invest in
ALWAYS BE ABLE TO DO SO.         longer-term securities that are
-------------------------        accompanied by demand features

which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.
   The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk


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                                                                  1

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Risk/Return Summary
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that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in certain asset-backed securities, there is a RISK OF PREPAYMENT, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income.

   The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.
   There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."



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2   PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

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Risk/Return Summary
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EVALUATING PERFORMANCE

A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation for the last 10 years. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar funds. The bar chart and tables below demonstrate the risk of investing in the Fund by showing how returns can change from year to year. Past performance, before and after taxes, is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 521-7466.


                              [CHART]

Annual Returns/1/ (Class A shares)

1993    1994    1995    1996    1997    1998    1999    2000   2001   2002
-----   -----   -----   -----   -----   -----   -----   -----  -----  -----
2.94%   4.01%   5.82%   5.18%   5.50%   5.56%   5.26%   6.41%  4.27%  1.79%

BEST QUARTER:  1.71% (4th quarter of 2000)
WORST QUARTER: 0.41% (4th quarter of 2002)


1The Fund's returns are after deduction of expenses. The total return of the Class A shares from 1-1-03 to 3-31-03 was 0.28%.



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                                                                  3

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Risk/Return Summary
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 AVERAGE ANNUAL RETURNS /1/ (AS OF 12/31/02)



                                                   1 YEAR 5 YEARS 10 YEARS
Class A shares                                      1.79%   4.64%    4.66%
Lipper Average/2 /                                  1.49%   4.38%    4.57%



 7-DAY YIELD /1/ (AS OF 12/31/02)



Class A shares                                          1.30%
iMoneyNet, Inc. Prime Institutional Universe Average/3/ 1.10%

1The Fund's returns and yield are after deduction of expenses.

2The Lipper Average is based upon the average return of all mutual funds in the Institutional Money Market Funds category. These returns would be lower if they included the effect of sales charges and taxes. Source: Lipper, Inc.


3The iMoneyNet, Inc. Prime Institutional Universe Average is based on the average yield of all funds in the iMoneyNet, Inc. Prime Institutional Universe category.


FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.


 SHAREHOLDER FEES/1 /(PAID DIRECTLY FROM YOUR INVESTMENT)


                                                          CLASS A
Maximum sales charge (load) imposed
 on purchases (as a percentage of
 offering price)                                             None
Maximum deferred sales charge (load)
 (as a percentage of the lower of original purchase price
 or sale proceeds)                                           None
Maximum sales charge (load)
 imposed on reinvested dividends
 and other distributions                                     None
Redemption fees                                              None
Exchange fee                                                 None
COMMAND Program annual fee1                               $125/2/
BusinessEdge Program annual fee1                          $175/2/


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4   PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

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Risk/Return Summary
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 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                                          CLASS A
Management fees                              .20%
+ Distribution and service (12b-1) fees      .12%
+ Other expenses                             .02%
= Total annual Fund operating expenses       .34%
- Fee waiver and expense reimbursement/3/    .14%
= NET ANNUAL FUND OPERATING EXPENSES         .20%


1 COMMAND Program and BusinessEdge Program are financial services programs available through Prudential Securities Incorporated and/or Pruco Securities Corporation. For more information, you should consult a Prudential Securities Financial Advisor or a Pruco Securities broker. The fees noted are the maximum applicable program fees. Actual fees charged may be lower. Your broker may charge you a separate or additional fee for purchases of shares or an administration fee on Fund balances, including income from Fund distributions.


2 The annual program fee as a percentage of average net assets is .02% and .03% for the COMMAND and BusinessEdge Programs, respectively, and is calculated by dividing $125 (the total fee for the COMMAND Program) or $175 (the total for the BusinessEdge Program), respectively, by the average account size in the Fund. The annual program fee is not prorated for purposes of this calculation to give effect to COMMAND Program or BusinessEdge Program participants who also own shares in or subscribe to various services offered by the respective Programs. A major portion of the annual program fee is not attributable to the Fund, but rather to nonfund services provided by the Programs.


3 For the fiscal year ending March 31, 2004, the Distributor of the Fund has contractually agreed to waive a portion of its fees in the amount of .07% of the average daily net assets of Class A shares, and the Manager has contractually agreed to reimburse the Fund for operating expenses, exclusive of distribution and service (12b-1) fees, in excess of .15% of the average daily net assets of Class A shares.


EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                  1 YR 3 YRS 5 YRS 10 YRS
Class A shares/1/  $20   $95  $177   $417


1 The example reflects the agreement of the Distributor to waive a portion of its fee and the agreement of the Manager to reimburse certain operating expenses of Class A shares for the fiscal year ended March 31, 2004. The 3-year, 5-year and 10-year costs only reflect the 1-year waiver and reimbursement.



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                                                                  5

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How the Fund Invests
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INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.
   The Fund invests in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes.
   The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage the Fund's portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (1) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (2) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (3) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer.
   COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME


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6   PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

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How the Fund Invests
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DEPOSITS, BANKERS' ACCEPTANCES AND BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.
   DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.
   FOREIGN SECURITIES and foreign markets involve additional risk. Laws and accounting standards typically are not as strict in foreign countries as they are in the U.S. Foreign fixed income and currency markets may be less stable than those in U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.
   Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet shareholder redemption requests.
   The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.


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How the Fund Invests
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   Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental.

   For more information, see "Investment Risks" below and the Statement of Additional Information (SAI), "Description of the Fund, Its Investments and Risks." The SAI contains additional information about the Fund. To obtain a copy, see the back cover of this prospectus.


OTHER INVESTMENTS AND STRATEGIES
While the Fund invests principally in the securities described above, it may invest in other securities or use certain investment strategies to increase its returns or protect its assets, if market conditions warrant.


   The Fund may also invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have different interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government. Treasury debt obligations are sometimes "stripped" into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are typically sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional debt securities. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.
   The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.


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8   PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

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How the Fund Invests
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   The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund to the seller of the security. This creates a fixed return for the Fund.

   The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 15% of the value of its total assets.
   The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery of and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

   The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, generally they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.


   The Fund also follows certain policies when it BORROWS MONEY (the Fund may borrow up to 15% of the value of its total assets); LENDS ITS SECURITIES to others (the Fund may lend up to 15% of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI, "Investment Restrictions."



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                                                                  9

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How the Fund Invests
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INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Fund is no exception. This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. Unless otherwise noted, the Fund's ability to engage in a particular type of investment is expressed as a percentage of total assets. For more information, see, "Description of the Fund, Its Investments and Risks" in the SAI.




INVESTMENT TYPE
% of Fund's Total Assets     RISKS                               POTENTIAL REWARDS
HIGH-QUALITY MONEY         . Credit risk--the risk that        . A source of regular
MARKET OBLIGATIONS           default of an issuer would          interest income
                             leave the Fund with               . May be more secure than
Up to 100%                   unpaid interest or                  stock and other equity
                             principal                           securities since
                           . Market risk--the risk that          companies must pay their
                             bonds and other debt                debts before they pay
                             instruments may lose                dividends
                             value because interest
                             rates change or there is a
                             lack of confidence in a
                             group of borrowers or in
                             an industry
-----------------------------------------------------------------------------------------------
MONEY MARKET               . Foreign markets,                  . Investors may realize
OBLIGATIONS OF FOREIGN       economies and political             higher returns based upon
ISSUERS (U.S. DOLLAR-        systems may not be as               higher interest rates paid
DENOMINATED)                 stable as those in the U.S.         on foreign investments
                           . Differences in foreign            . Increased diversification
Up to 100%                   laws, accounting                    by expanding the
                             standards, public                   allowable choices of high-
                             information and custody             quality debt securities
                             and settlement practices
-----------------------------------------------------------------------------------------------
ILLIQUID SECURITIES        . May be difficult to value         . May offer a more
                             precisely                           attractive yield or
Up to 10% of net assets    . May be difficult to sell at         potential for growth than
                             the time or price desired           more widely traded
                                                                 securities
-----------------------------------------------------------------------------------------------



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10  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

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How the Fund is Managed
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BOARD OF DIRECTORS

The Fund's Board of Directors (the Board) oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies for the Fund. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.


MANAGER
PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102


   Under a management agreement with the Fund, PI manages the Fund's investment operations, administers its business affairs and is responsible for supervising the Fund's investment adviser. For the fiscal year ended March 31, 2003, the Fund paid PI management fees, net of waiver, of .15% of the Fund's average daily net assets.


   PI and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2002, PI, a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential) served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $86.1 billion.


INVESTMENT ADVISER
Prudential Investment Management, Inc. (PIM) is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.



   The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds and mortgages, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging markets bonds, municipal bonds, and money market securities.


   The Money Markets Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Fund. The Team develops and coordinates the Fund's investment strategy. "Top-down"



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                                                                  11

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How the Fund is Managed
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investment decisions such as maturity, yield curve, and sector positioning are made consistent with a PIM Fixed Income-wide Strategic Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Strategic Outlook is developed quarterly by a team led by the Chief Investment Officer and the Heads of each of the Sector Teams. The Strategic Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan (the Plan) under Rule 12b-1 of the 1940 Act with respect to Class A shares. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's Class A shares and provides certain shareholder support services. The Fund pays distribution and other fees from the assets of Class A shares to PIMS as reimbursement to PIMS for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" table. Because these fees are paid from the Fund's assets on a continuous basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. PIMS does not receive compensation from the Fund for distributing the Fund's Class I shares.



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12  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

---------------------------------------------------------------------
Fund Distributions and Tax Issues
---------------------------------------------------------------------


   Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account.

   The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.
   Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells assets for a profit.

   For your convenience, Fund distributions of dividends and net capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to income taxes unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How To Buy Shares" at Step 4: Additional Shareholder Services.


TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.


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                                                                  13

---------------------------------------------------------------------
Fund Distributions and Tax Issues
---------------------------------------------------------------------

   Fund distributions are generally taxable in the calendar year in which they are received, except where we declare certain dividends in October, November or December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES
If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury a portion (currently 30%, but declining to 28% by 2006) of your distributions. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.


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14  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
---------------------------------------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC (PMFS), the Fund's Transfer Agent, at (800) 521-7466 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 8236
PHILADELPHIA, PA 19101

   After you have established an account, all purchases of Class A shares must be made via wire transfer of funds to State Street Bank and Trust Company, Boston, Massachusetts, the Fund's custodian (the Custodian). We have the right to reject any purchase order or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS

The Fund offers Class A and Class I shares. Except as noted below, the minimum initial investment for Class A shares is $100,000 and the minimum subsequent investment is $10,000. The minimum initial investment for Class I shares is $5 million and the minimum subsequent investment is $10,000. This prospectus only describes how you can buy and sell Class A shares of the Fund. If you qualify to purchase Class I shares, you should contact PMFS at the telephone number or address above to request a Class I shares Fund prospectus. Class A shareholders of the Fund who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS. For purposes of the minimum initial and subsequent investment requirements, a master account and its subaccounts, as well as related institutional accounts (that is, accounts of shareholders with a common institutional or corporate parent), may be combined.


PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM
Class A shares of the Fund are available to shareholders who meet the


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                                                                  15

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
---------------------------------------------------------------------


minimum investment requirements and participate in either the COMMAND/SM/ Account Program (the COMMAND Program), which is available through Prudential Securities Incorporated or its successors (PSI), or the Prudential BusinessEdge/SM/ Account Program (the BusinessEdge Program), which is available either through PSI or Pruco Securities Corporation (Pruco). These programs offer integrated financial services that link together various product components with the ability to invest in shares of the Fund. If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Class A shares must be made through your PSI Financial Advisor or your Pruco broker, as applicable.


STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.
   The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times.
   We determine the NAV of our shares once each business day at 4:00 p.m., New York time, on days that the New York Stock Exchange (NYSE) is open for trading, or in the event that the NYSE is closed, when the U.S. government bond market and U.S. Federal Reserve banks are open. On days when the NYSE is open, your purchase order or redemption request must be received by PMFS by 4:00 p.m., New York time, in order to receive the NAV for that day. On days when the NYSE is closed, but the U.S. government bond market and U.S. Federal Reserve banks are open, your purchase order or redemption request must be received no later than the earlier of the time the U.S. government bond market (as recommended by the Bond Market Association) or the U.S. Federal Reserve banks close in order to receive the NAV for that day. The NYSE is closed on most national holidays and Good Friday. We do not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.


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16  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
---------------------------------------------------------------------

   If your purchase order for Class A shares is received by PMFS by calling
(800) 521-7466 before 4:00 p.m., New York time, and federal funds are received by the Custodian by wire transfer on the same business day, your purchase order becomes effective as of 4:00 p.m., New York time, and the shares you purchase are entitled to dividend income earned on that day. Telephone calls to PMFS will be recorded. In order to make investments that will generate income immediately, the Fund must have federal funds available to it. Therefore, you are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.

   If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your purchase order to your PSI Financial Advisor or Pruco broker, as applicable, before 2:00 p.m., New York time. The PSI Financial Advisor or Pruco broker will submit your order to the Fund for Class A shares and will arrange for the transfer of federal funds from your Program account to the Custodian. If your purchase order is received before 2:00 p.m., New York time, the shares you purchase are entitled to dividend income earned on that day.


STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash (via wire transfer to your bank account), you can indicate this preference on your application or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 8236
PHILADELPHIA, PA 19101


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                                                                  17

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
---------------------------------------------------------------------



Reports to Shareholders. Every year, we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at (800) 521-7466. We will begin sending additional copies of these documents within 30 days of receipt of your request.


Subaccounting and Special Services. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An institution that wishes to use PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services provided. Subaccounts can be opened at the time of an initial investment or at a later date.

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund at any time, subject to certain restrictions. For more information about these restrictions, see "Restrictions on Sales" below.

   When you sell shares of the Fund--also known as redeeming shares--the price you will receive will be the NAV next determined after the Transfer Agent receives your order to sell. Redemption requests may be made by telephone by calling PMFS at (800) 521-7466. When you call, you will be asked to provide your name (as an authorized person on the account), account number and personal identification number. Neither PMFS nor the Fund will be responsible for further verification of the authenticity of instructions received by telephone.
   During periods of severe market or economic conditions, telephone redemption may be difficult. In such case, you should consider sending your redemption request to PMFS by telecopy at telecopier number (732) 482-2666.


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18  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
---------------------------------------------------------------------


   All redemptions are paid by wire transfer of the proceeds to the U.S. commercial bank account or the PSI account designated on your account application.

   For Class A shares to be redeemed and the proceeds sent by wire transfer on the same day, telephone instructions or your written redemption request must be received by PMFS before 4:00 p.m., New York time. Although we will wire redemption proceeds on the same day as a request received before 4:00 p.m., New York time, you should be aware that federal wire restrictions and individual bank hours of operation may restrict your access to the redemption proceeds until the following business day. Class A shares redeemed before 4:00 p.m., New York time, are not entitled to income dividends declared on the day of the redemption.

   If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your redemption request to your PSI Financial Advisor or Pruco broker, as applicable, before 2:00 p.m., New York time, in order to have the request processed on the same day.


RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission (Commission), this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares."


   If you are redeeming any amount and you want the redemption proceeds wired to an institution that is not in our records, or you are a business or trust, and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares."

   In addition, we may withhold wiring redemption proceeds if the Fund's investment adviser determines that the Fund could be adversely affected by making immediate payment, and we may take up to seven days to wire redemption proceeds.


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                                                                  19

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
---------------------------------------------------------------------


REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

INVOLUNTARY REDEMPTION
If you make a sale that reduces your account value to less than $100,000, we may sell the rest of your shares and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM
If you participate in the COMMAND Program or the BusinessEdge Program, your Fund shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.

   The amount of the redemption will be the lesser of the total value of Fund shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa(R) Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa(R) Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by PSI or Pruco, as applicable, which has advanced monies to satisfy deficits in your account.

   Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.


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20  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
---------------------------------------------------------------------


MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM.

If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Fund shares by submitting a written request to your PSI Financial Advisor or Pruco broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to PSI or Pruco, as appropriate, which could delay your requested redemption.

   The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Fund shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

   Under the COMMAND Program, PSI has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, PSI or Pruco, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Fund held in the account will be redeemed.



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                                                                  21

---------------------------------------------------------------------
Financial Highlights
---------------------------------------------------------------------


The financial highlights below are intended to help you evaluate the financial performance of Class A shares of the Fund for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder would have earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for Class A shares of the Fund for the periods indicated.


   A copy of the Fund's annual report, along with the Fund's audited financial statements and report of independent accountants, is available upon request, at no charge as described on the back cover of this prospectus.


   The financial highlights for the five fiscal years ended March 31, 2003 were derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants whose reports on those financial statements were unqualified.




CLASS A SHARES (FISCAL YEARS ENDED 3-31)
PER SHARE OPERATING PERFORMANCE                    2003     2002     2001     2000     1999
NET ASSET VALUE, BEGINNING OF YEAR                $1.00    $1.00    $1.00    $1.00    $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and net realized
 gains/2/                                          .016     .031     .062     .053     .053
Dividends and distributions to shareholders      (.016)   (.031)   (.062)   (.053)   (.053)
NET ASSET VALUE, END OF YEAR                      $1.00    $1.00    $1.00    $1.00    $1.00
TOTAL RETURN/1/                                   1.61%    3.34%    6.43%    5.38%    5.39%
RATIOS/SUPPLEMENTAL DATA                           2003     2002     2001     2000     1999
NET ASSETS, END OF YEAR (000)                  $439,783 $433,001 $468,287 $371,866 $361,167
Average net assets (000)                       $402,953 $468,805 $417,250 $366,127 $247,471
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution and service
 (12b-1) fees/2/                                   .20%     .20%     .20%     .20%     .20%
Expenses, excluding distribution and service
 (12b-1) fees/3/                                   .15%     .15%     .15%     .15%     .15%
Net investment income/2/                          1.58%    3.23%    6.23%    5.27%    5.20%
-------------------------------------------------------------------------------------------

1 Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
2 Net of management and distribution fee waiver/expense subsidy.
3 Net of management fee waiver/expense subsidy.


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22  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

---------------------------------------------------------------------
---------------------------------------------------------------------

                                     Notes


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                                                                  23

---------------------------------------------------------------------
The Prudential Mutual Fund Family
---------------------------------------------------------------------





Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.



PRUDENTIAL MUTUAL FUNDS

--------------------------------------------------------------------------------

STOCK FUNDS


LARGE CAPITALIZATION STOCK FUNDS


Prudential 20/20 Focus Fund


Prudential Equity Fund, Inc.


Prudential Index Series Fund


  Prudential Stock Index Fund


Prudential Tax-Managed Funds


  Prudential Tax-Managed Equity Fund


Prudential Value Fund


The Prudential Investment Portfolios, Inc.


  Prudential Jennison Growth Fund


SMALL-TO-MID-CAPITALIZATION STOCK FUNDS


Nicholas-Applegate Fund, Inc.


  Nicholas-Applegate Growth Equity Fund


Prudential Small Company Fund, Inc.


Prudential Tax-Managed Small-Cap Fund, Inc.


Prudential U.S. Emerging Growth Fund, Inc.


The Prudential Investment Portfolios, Inc.


  Prudential Jennison Equity Opportunity Fund


SECTOR STOCK FUNDS


Prudential Natural Resources


  Fund, Inc.


Prudential Real Estate Securities Fund


Prudential Sector Funds, Inc.


  Prudential Financial Services Fund


  Prudential Health Sciences Fund


  Prudential Technology Fund


  Prudential Utility Fund


GLOBAL/INTERNATIONAL STOCK FUNDS


Prudential Europe Growth Fund, Inc.


Prudential Pacific Growth Fund, Inc.


Prudential World Fund, Inc.


  Prudential Global Growth Fund


  Prudential International Value Fund


  Prudential Jennison International Growth Fund



BALANCED/ALLOCATION FUND


The Prudential Investment Portfolios, Inc.


  Prudential Active Balanced Fund



BOND FUNDS


TAXABLE BOND FUNDS


Prudential Government Income Fund, Inc.


Prudential High Yield Fund, Inc.


Prudential Short-Term Bond Fund, Inc.


  Prudential Short-Term Corporate Bond Fund


  Dryden Ultra Short Bond Fund


Prudential Total Return Bond Fund, Inc.


MUNICIPAL BOND FUNDS


Prudential California Municipal Fund


  California Series


  California Income Series


Prudential Municipal Bond Fund


  High Income Series


  Insured Series


Prudential Municipal Series Fund


  Florida Series


  New Jersey Series


  New York Series


  Pennsylvania Series


Prudential National Municipals Fund, Inc.



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24  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

=====================================================================







GLOBAL/INTERNATIONAL BOND FUND


Prudential Global Total Return Fund, Inc.



MONEY MARKET FUNDS


TAXABLE MONEY MARKET FUNDS


Cash Accumulation Trust


  Liquid Assets Fund


  National Money Market Fund


Prudential Government Securities Trust


  Money Market Series


  U.S. Treasury Money Market Series


Prudential Institutional Liquidity Portfolio, Inc.


  Institutional Money Market Series


Prudential MoneyMart Assets, Inc.


MUNICIPAL MONEY MARKET FUNDS


Prudential California Municipal Fund


  California Money Market Series


Prudential Municipal Series Fund


  New Jersey Money Market Series


  New York Money Market Series


TAX-FREE MONEY MARKET FUNDS


COMMAND Tax-Free Fund


Prudential Tax-Free Money Fund, Inc.


OTHER MONEY MARKET FUNDS


COMMAND Government Fund


COMMAND Money Fund


Special Money Market Fund, Inc.*


  Money Market Series




STRATEGIC PARTNERS MUTUAL FUNDS**

--------------------------------------------------------------------------------

Strategic Partners Asset Allocation Funds


  Strategic Partners Conservative Growth Fund


  Strategic Partners Moderate Growth Fund


  Strategic Partners High Growth Fund


Strategic Partners Style Specific Funds


  Strategic Partners Large Capitalization Growth Fund


  Strategic Partners Large Capitalization Value Fund


  Strategic Partners Small Capitalization Growth Fund


  Strategic Partners Small Capitalization Value Fund


  Strategic Partners International Equity Fund


  Strategic Partners Total Return Bond Fund


Strategic Partners Opportunity Funds


  Strategic Partners Focused Growth Fund


  Strategic Partners New Era Growth Fund


  Strategic Partners Focused Value Fund


  Strategic Partners Mid-Cap Value Fund


Special Money Market Fund, Inc.*


  Money Market Series


 *This fund is not a direct purchase money fund and is only an exchangeable money fund.


**Not exchangeable with the Prudential mutual funds.



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                                                                  25

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---------------------------------------------------------------------

                                     Notes


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26  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

---------------------------------------------------------------------
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                                     Notes


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                                                                  27

---------------------------------------------------------------------
---------------------------------------------------------------------

                                     Notes


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28  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

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                                     Notes


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                                                                  29

      FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 8236
PHILADELPHIA, PA 19101
(800) 521-7466
(732) 482-7555 (Calling from outside the U.S.)

Outside Brokers should contact:
Prudential Investment Management Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769

Visit Prudential's website at:
WWW.PRUDENTIAL.COM

Additional information about the Fund can be obtained without charge and can be found in the following documents:
STATEMENT OF ADDITIONAL INFORMATION (SAI) (incorporated by reference into this prospectus)
ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)
SEMI-ANNUAL REPORT


            Nasdaq    CUSIP
Fund Symbol ------    -----
Class A     PIMXX  744350 10 9

MF137A
You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov (The SEC charges a fee to copy documents.)

IN PERSON
Public Reference Room in
Washington, DC (For hours of operation, call 1-202-942-8090)

VIA THE INTERNET
on the EDGAR Database at
http://www.sec.gov

Investment Company Act File No. 811-5336

 PROSPECTUS

 MAY 28, 2003




  PRUDENTIAL
  INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES
  (CLASS I SHARES)



 FUND TYPE
 Money Market

 OBJECTIVE
 High current income consistent with the preservation of principal and liquidity

 As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.


     Prudential Financial is a service mark of The Prudential Insurance Company of
     America, Newark, NJ, and its affiliates.  [LOGO] Prudential Financial

---------------------------------------------------------------------
Table of Contents
---------------------------------------------------------------------


1   Risk/Return Summary
1   Investment Objective and Principal Strategies
1   Principal Risks
2   Evaluating Performance
4   Fees and Expenses

6   How the Fund Invests
6   Investment Objective and Policies
8   Other Investments and Strategies
10  Investment Risks

11  How the Fund is Managed
11  Board of Directors
11  Manager
11  Investment Adviser
12  Distributor

13  Fund Distributions and Tax Issues
13  Distributions
13  Tax Issues

15  How to Buy and Sell Shares of the Fund
15  How to Buy Shares
18  How to Sell Your Shares

22  Financial Highlights

24  The Prudential Mutual Fund Family

    For More Information (Back Cover)



---------------------------------------------------------------------
  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
  PORTFOLIO, INC.

---------------------------------------------------------------------
Risk/Return Summary
---------------------------------------------------------------------

This section highlights key information about PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.--INSTITUTIONAL MONEY MARKET SERIES, which we refer to as "the Fund." The Fund offers Class A shares and Class I shares. This prospectus relates only to Class I shares. Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. To achieve this objective we invest

-------------------------        at least 80% of the Fund's INVESTABLE
MONEY MARKET FUNDS               ASSETS (net assets, plus any borrowings
MONEY MARKET FUNDS--WHICH        made for investment purposes) in short-
HOLD HIGH-QUALITY SHORT-TERM     term money market instruments such as
DEBT OBLIGATIONS--PROVIDE        obligations issued by the U.S.
INVESTORS WITH A LOWER RISK,     Government, its agencies and
HIGHLY LIQUID INVESTMENT OPTION. instrumentalities, commercial paper,
THESE FUNDS ATTEMPT TO           asset-backed securities, funding
MAINTAIN A NET ASSET VALUE OF $1 agreements, variable rate demand notes,
PER SHARE, ALTHOUGH THERE CAN    bills, notes and other obligations issued
BE NO GUARANTEE THAT THEY WILL   by banks, corporations and other
ALWAYS BE ABLE TO DO SO.         companies (including trust structures),
-------------------------        and obligations issued by foreign banks,


foreign companies or foreign governments, and municipal notes. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.

   The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular


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                                                                  1

---------------------------------------------------------------------
Risk/Return Summary
---------------------------------------------------------------------


obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in certain asset-backed securities, there is a RISK OF PREPAYMENT, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income.

   The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.
   There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."


EVALUATING PERFORMANCE

A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar funds. The bar chart and tables below demonstrate the risk of investing in the Fund by showing how returns can change from year to year. Past performance, before and after taxes, is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 521-7466.



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2   PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

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Risk/Return Summary
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                                    [CHART]

Annual Returns/1/ (Class 1 shares)

1998    1999    2000   2001   2002
----    ----    ----   ----   ----
5.61%   5.32%   6.46%  4.32%  1.84%

BEST QUARTER:  1.72% (4th quarter of 2000)
WORST QUARTER: 0.43% (4th quarter of 2002)


1 The Fund's returns are after deduction of expenses. The total return of the Class I shares from 1-1-03 to 3-31-03 was 0.29%.



 AVERAGE ANNUAL RETURNS/1/ (AS OF 12/31/02)



                  1 YEAR       SINCE INCEPTION
Class I shares     1.84% 4.79% (since 7-9-97)
Lipper Average/2/  1.49% 4.48% (since 6-30-97)



 7-DAY YIELD/1/ (AS OF 12/31/02)



Class I shares                                          1.35%
iMoneyNet, Inc. Prime Institutional Universe Average/3/ 1.10%

1The Fund's returns and yield are after deduction of expenses.

2The Lipper average is based upon the average return of all mutual funds in the Institutional Money Market Funds category. These returns would be lower if they included the effect of sales charges and taxes. Source: Lipper, Inc.


3The iMoneyNet, Inc. Prime Institutional Universe average is based on the average yield of all funds in the iMoneyNet, Inc. Prime Institutional Universe category.



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                                                                  3

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Risk/Return Summary
---------------------------------------------------------------------


FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                               CLASS I
Maximum sales charge (load) imposed on purchases (as a percentage of offering
 price)                                                                           None
Maximum deferred sales charge (load) (as a percentage of the lower of original
 purchase price or sale proceeds)                                                 None
Maximum sales charge (load) imposed on reinvested dividends and other
 distributions                                                                    None
Redemption fees                                                                   None
Exchange fee                                                                      None
COMMAND Program annual fee/1/                                                     $125/2/
BusinessEdge Program annual fee/1/                                                $175/2/

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                                          CLASS I
Management fees                              .20%
+ Distribution and service (12b-1) fees      None
+ Other expenses                             .02%
= TOTAL ANNUAL FUND OPERATING EXPENSES       .22%
- Fee waiver and expense reimbursement/3/    .07%
= NET ANNUAL FUND OPERATING EXPENSES         .15%


1COMMAND and BusinessEdge Programs are financial services programs available through Prudential Securities Incorporated and/or Pruco Securities Corporation. For more information, you should contact a Prudential Securities financial advisor or a Pruco Securities preferred agent. The fees noted are the maximum applicable program fees. Actual fees charged may be lower.


2The annual program fee as a percentage of average net assets is less than .01% for both the COMMAND and BusinessEdge Programs and is calculated by dividing $125 (the total fee for the COMMAND Program) or $185 (the total for the BusinessEdge Program), respectively, by the average account size in the fund. The annual program fee is not prorated for purposes of this calculation to give effect to COMMAND Program or BusinessEdge Program participants who also own shares in or subscribe to various services offered by the respective Programs. A major portion of the annual program fee is not attributable to the Fund, but rather to nonfund services provided by the Programs.


3For the fiscal year ending March 31, 2004, the Manager of the Fund has contractually agreed to reimburse the Fund for operating expenses in excess of .15% of the average daily net assets of Class I shares.



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4   PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

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Risk/Return Summary
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EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                  1 YR 3 YRS 5 YRS 10 YRS
Class I shares/1/  $15   $64  $117   $273


1The example reflects the agreement of the Manager to reimburse certain operating expenses of Class I shares for the fiscal year ended March 31, 2004. The 3-year, 5-year and 10-year costs only reflect the 1-year waiver and reimbursement.



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                                                                  5

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How the Fund Invests
---------------------------------------------------------------------


INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.
   The Fund invests in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes.
   The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage the Fund's portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (1) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (2) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (3) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer.
   COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS'


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6   PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

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How the Fund Invests
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ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.
   DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities that we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.
   FOREIGN SECURITIES and foreign markets involve additional risk. Laws and accounting standards typically are not as strict in foreign countries as they are in the U.S. Foreign fixed income and currency markets may be less stable than those in U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.

   Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet shareholder redemption requests.

   The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.


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                                                                  7

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How the Fund Invests
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   Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" below and the Statement of Additional Information (SAI), "Description of the Fund, Its Investments and Risks." The SAI contains additional information about the Fund. For information on how to obtain a copy, see the back cover of this prospectus.


OTHER INVESTMENTS AND STRATEGIES
   While the Fund invests principally in the securities described above, it may invest in other securities or use certain investment strategies to increase its returns or protect its assets, if market conditions warrant.


   The Fund may also invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have different interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government. Treasury debt obligations are sometimes "stripped" into the component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are typically sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional debt securities. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.
   The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The debt securities


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8   PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

---------------------------------------------------------------------
How the Fund Invests
---------------------------------------------------------------------

of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

   The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund to the seller of the security. This creates a fixed return for the Fund.

   The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 15% of the value of its total assets.
   The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery of and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

   The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, generally they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.


   The Fund also follows certain policies when it BORROWS MONEY (the Fund may borrow up to 15% of the value of its total assets); LENDS ITS SECURITIES to others (the Fund may lend up to 15% of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI, "Investment Restrictions."



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                                                                  9

---------------------------------------------------------------------
How the Fund Invests
---------------------------------------------------------------------


INVESTMENT RISKS


As noted, all investments involve risk, and investing in the Fund is no exception. This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. Unless otherwise noted, the Fund's ability to engage in a particular type of investment is expressed as a percentage of total assets. For more information, see "Description of the Fund, Its Investments and Risks" in the SAI.




INVESTMENT TYPE
% of Fund's Total Assets     RISKS                               POTENTIAL REWARDS
HIGH-QUALITY MONEY         . Credit risk--the risk that        . A source of regular
MARKET OBLIGATIONS           default of an issuer would          interest income
                             leave the Fund with               . May be more secure than
Up to 100%                   unpaid interest or                  stock and other equity
                             principal                           securities since
                           . Market risk--the risk that          companies must pay their
                             bonds and other debt                debts before they pay
                             instruments may lose                dividends
                             value because interest
                             rates change or there is a
                             lack of confidence in a
                             group of borrowers or in
                             an industry
-----------------------------------------------------------------------------------------------
MONEY MARKET               . Foreign markets,                  . Investors may realize
OBLIGATIONS OF FOREIGN       economies and political             higher returns based upon
ISSUERS (U.S. DOLLAR-        systems may not be as               higher interest rates paid
DENOMINATED)                 stable as those in the U.S.         on foreign investments
                           . Differences in foreign            . Increased diversification
Up to 100%                   laws, accounting                    by expanding the
                             standards, public                   allowable choices of high-
                             information and custody             quality debt securities
                             and settlement practices
-----------------------------------------------------------------------------------------------
ILLIQUID SECURITIES        . May be difficult to value         . May offer a more
                             precisely                           attractive yield or
Up to 10% of net assets    . May be difficult to sell at         potential for growth than
                             the time or price desired           more widely traded
                                                                 securities
-----------------------------------------------------------------------------------------------



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10  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

---------------------------------------------------------------------
How the Fund is Managed
---------------------------------------------------------------------


BOARD OF DIRECTORS

The Fund's Board of Directors (the Board) oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies for the Fund. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.


MANAGER
PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102


   Under a management agreement with the Fund, PI manages the Fund's investment operations, administers its business affairs and is responsible for supervising the Fund's investment adviser. For the fiscal year ended March 31, 2003, the Fund paid PI management fees, net of waiver, of .15% of the Fund's average daily net assets.


   PI and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2002, PI, a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential) served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $86.1 billion.


INVESTMENT ADVISER
Prudential Investment Management, Inc. (PIM) is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.



   The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds and mortgages, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging market bonds, municipal bonds, and money market securities.


   The Money Market Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Fund. The Team develops and coordinates the Fund's Investment strategy. "Top-down"



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                                                                  11

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How the Fund is Managed
---------------------------------------------------------------------


investment decisions such as maturity, yield curve, and sector positioning are made consistent with a PIM Fixed Income-wide Strategic Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Strategic Outlook is developed quarterly by a team led by the Chief Investment Officer and the Heads of each of the Sector Teams. The Strategic Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS does not receive compensation from the Fund for distributing the Fund's Class I shares.



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12  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

---------------------------------------------------------------------
Fund Distributions and Tax Issues
---------------------------------------------------------------------


Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account.

   The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.
   Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells assets for a profit.

   For your convenience, Fund distributions of dividends and net capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to income taxes unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How To Buy Shares" at Step 4: Additional Shareholder Services.


TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.
   Fund distributions are generally taxable in the calendar year in which they are received, except where we declare certain dividends in October, November or December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.


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                                                                  13

---------------------------------------------------------------------
Fund Distributions and Tax Issues
---------------------------------------------------------------------


WITHHOLDING TAXES
If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury a portion (currently 30%, but declining to 28% by 2006) of your distributions. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.


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14  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
---------------------------------------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC (PMFS), the Fund's Transfer Agent, at (800) 521-7466 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 8236
PHILADELPHIA, PA 19101

   After you have established an account, all purchases of Class I shares must be made via wire transfer of funds to State Street Bank and Trust Company, Boston, Massachusetts, the Fund's custodian (the Custodian). We have the right to reject any purchase order or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
The Fund offers Class A and Class I shares. Except as noted below, the minimum initial investment for Class I shares is $5 million and the minimum subsequent investment is $10,000. This prospectus only describes how you can buy and sell Class I shares of the Fund. For purposes of the minimum initial and subsequent investment requirements, a master account and its subaccounts, as well as related institutional accounts (that is, accounts of shareholders with a common institutional or corporate parent), may be combined.

PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM

Class I shares of the Fund are available to shareholders who meet the minimum investment requirements and participate in either the COMMAND/SM/ Account Program (the COMMAND Program), which is available through Prudential Securities Incorporated or its successors (PSI), or the Prudential BusinessEdge/SM/ Account Program (the BusinessEdge Program), which is available either through PSI or Pruco Securities Corporation (Pruco). These programs offer integrated financial services that link together various product components with the ability to invest in shares of the Fund.



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                                                                  15

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
---------------------------------------------------------------------


   If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Class I shares must be made through your PSI Financial Advisor or your Pruco broker, as applicable.


STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.
   The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times.
   We determine the NAV of our shares once each business day at 4:00 p.m., New York time, on days that the New York Stock Exchange (NYSE) is open for trading, or in the event that the NYSE is closed, when the U.S. government bond market and U.S. Federal Reserve banks are open. On days when the NYSE is open, your purchase order or redemption request must be received by PMFS by 4:00 p.m., New York time, in order to receive the NAV for that day. On days when the NYSE is closed, but the U.S. government bond market and U.S. Federal Reserve banks are open, your purchase order or redemption request must be received no later than the earlier of the time the U.S. government bond market (as recommended by the Bond Market Association) or the U.S. Federal Reserve banks close in order to receive the NAV for that day. The NYSE is closed on most national holidays and Good Friday. We do not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.
   If your purchase order for Class I shares is received by PMFS by calling
(800) 521-7466 before 4:00 p.m., New York time, and federal funds are received by the Custodian by wire transfer on the same business day, your purchase order becomes effective as of 4:00 p.m., New York time, and the shares you purchase are entitled to dividend income earned on that day. Telephone calls to PMFS will be recorded. In order to make investments that will generate income immediately, the Fund must have federal funds available to it. Therefore, you are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.


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16  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
---------------------------------------------------------------------


   If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your purchase order to your PSI Financial Advisor or Pruco broker, as applicable, before 2:00 p.m., New York time. The PSI Financial Advisor or Pruco broker will submit your order to the Fund for Class I shares and will arrange for the transfer of federal funds from your Program account to the Custodian. If your purchase order is received before 2:00 p.m., New York time, the shares you purchase are entitled to dividend income earned on that day.


STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash (via wire transfer to your bank account), you can indicate this preference on your application or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 8236
PHILADELPHIA, PA 19101


Reports to Shareholders. Every year, we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at (800) 521-7466. We will begin sending additional copies of these documents within 30 days of receipt of your request.



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                                                                  17

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
---------------------------------------------------------------------


Subaccounting and Special Services. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An institution that wishes to use PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services provided. Subaccounts can be opened at the time of an initial investment or at a later date.

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund at any time, subject to certain restrictions. For more information about these restrictions, see "Restrictions on Sales" below.

   When you sell shares of the Fund--also known as redeeming shares--the price you will receive will be the NAV next determined after the Transfer Agent receives your order to sell. Redemption requests may be made by telephone by calling PMFS at (800) 521-7466. When you call, you will be asked to provide your name (as an authorized person on the account), account number and personal identification number. Neither PMFS nor the Fund will be responsible for further verification of the authenticity of instructions received by telephone.
   During periods of severe market or economic conditions, telephone redemption may be difficult. In such case, you should consider sending your redemption request to PMFS by telecopy at telecopier number (732) 482-2666.

   All redemptions are paid by wire transfer of the proceeds to the U.S. commercial bank account or the PSI account designated on your account application.

   For Class I shares to be redeemed and the proceeds sent by wire transfer on the same day, telephone instructions or your written redemption request must be received by PMFS before 4:00 p.m., New York time. Although we will wire redemption proceeds on the same day as a request received before 4:00 p.m., New York time, you should be aware that federal wire restrictions and individual bank hours of operation may restrict your access to the redemption proceeds until the following business day. Class I shares redeemed before 4:00 p.m., New York time, are not entitled to income dividends declared on the day of the redemption.


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18  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
---------------------------------------------------------------------


   If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your redemption request to your PSI Financial Advisor or Pruco broker, as applicable, before 2:00 p.m., New York time, in order to have the request processed on the same day.


RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission (Commission), this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares."


   If you are redeeming any amount and you want the redemption proceeds wired to an institution that is not in our records, or you are a business or trust, and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares."

   In addition, we may withhold wiring redemption proceeds if the Fund's investment adviser determines that the Fund could be adversely affected by making immediate payment, and we may take up to seven days to wire redemption proceeds.

REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

INVOLUNTARY REDEMPTION
If you make a sale that reduces your account to less than $5 million, we may sell the rest of your shares and close your account. We do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.


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                                                                  19

How to Buy and Sell
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---------------------------------------------------------------------


AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM
If you participate in the COMMAND Program or the BusinessEdge Program, your Fund shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.

   The amount of the redemption will be the lesser of the total value of Fund shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa(R) Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa(R) Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by PSI or Pruco, as applicable, which has advanced monies to satisfy deficits in your account.

   Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.

MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Fund shares by submitting a written request to your PSI Financial Advisor or Pruco broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to PSI or Pruco, as appropriate, which could delay your requested redemption.

   The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Fund shares are registered, exactly as


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20  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

How to Buy and Sell
---------------------------------------------------------------------
Shares of the Fund
=====================================================================

they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

   Under the COMMAND Program, PSI has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, PSI or Pruco, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Fund held in the account will be redeemed.



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                                                                  21

---------------------------------------------------------------------
Financial Highlights
---------------------------------------------------------------------



The financial highlights below are intended to help you evaluate the financial performance of Class I shares of the Fund for the past five years. The TOTAL RETURN in the chart represents the rate that a shareholder would have earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for Class I shares of the Fund for the periods indicated.


   A copy of the Fund's annual report, along with the Fund's audited financial statements and report of independent accountants, is available upon request, at no charge as described on the back cover of this prospectus.


   The financial highlights for the five fiscal years ended March 31, 2003 were derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose reports on those financial statements were unqualified.




CLASS I SHARES (FISCAL YEARS ENDED 3-31)
PER SHARE OPERATING PERFORMANCE                      2003       2002       2001       2000       1999
NET ASSET VALUE, BEGINNING OF PERIOD                $1.00      $1.00      $1.00      $1.00      $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and net realized
 gains/2/                                            .016       .032       .062       .053       .053
Dividends and distributions to shareholders        (.016)     (.032)     (.062)     (.053)     (.053)
NET ASSET VALUE, END OF YEAR                        $1.00      $1.00      $1.00      $1.00      $1.00
TOTAL RETURN/1/                                     1.66%      3.39%      6.48%      5.43%      5.45%
RATIOS/SUPPLEMENTAL DATA                             2003       2002       2001       2000       1999
NET ASSETS, END OF YEAR (000)                  $1,713,905 $3,704,670 $2,092,210 $1,601,631 $1,750,229
Average net assets (000)                       $2,982,413 $3,729,340 $2,130,657 $1,643,961 $1,470,082
RATIOS TO AVERAGE NET ASSETS:
Expenses/2/                                          .15%       .15%       .15%       .15%       .15%
Net investment income/2/                            1.69%      3.05%      6.28%      5.30%      5.26%
-----------------------------------------------------------------------------------------------------




1 Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.




2 Net of management fee waiver/expense subsidy.



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22  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

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                [This page has been left blank intentionally.]




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                                                                  23

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The Prudential Mutual Fund Family
---------------------------------------------------------------------



Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
--------------------------------------------------------------------------------
STOCK FUNDS
LARGE CAPITALIZATION STOCK FUNDS
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
  Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund
SMALL-TO-MID-CAPITALIZATION STOCK FUNDS
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund
SECTOR STOCK FUNDS
Prudential Natural Resources
  Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund


GLOBAL/INTERNATIONAL STOCK FUNDS
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

BALANCED/ALLOCATION FUND
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

BOND FUNDS
TAXABLE BOND FUNDS
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Bond Fund, Inc.
  Prudential Short-Term Corporate Bond Fund
  Dryden Ultra Short Bond Fund
Prudential Total Return Bond Fund, Inc.
MUNICIPAL BOND FUNDS
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.


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24  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

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---------------------------------------------------------------------




GLOBAL/INTERNATIONAL BOND FUND
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
MUNICIPAL MONEY MARKET FUNDS
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series
TAX-FREE MONEY MARKET FUNDS
COMMAND Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.
OTHER MONEY MARKET FUNDS
COMMAND Government Fund
COMMAND Money Fund
Special Money Market Fund, Inc.*
  Money Market Series
STRATEGIC PARTNERS MUTUAL FUNDS**
--------------------------------------------------------------------------------
Strategic Partners Asset Allocation Funds
  Strategic Partners Conservative Growth Fund
  Strategic Partners Moderate Growth Fund
  Strategic Partners High Growth Fund
Strategic Partners Style Specific Funds
  Strategic Partners Large Capitalization Growth Fund
  Strategic Partners Large Capitalization Value Fund
  Strategic Partners Small Capitalization Growth Fund
  Strategic Partners Small Capitalization Value Fund
  Strategic Partners International Equity Fund
  Strategic Partners Total Return Bond Fund
Strategic Partners Opportunity Funds
  Strategic Partners Focused Growth Fund
  Strategic Partners New Era Growth Fund
  Strategic Partners Focused Value Fund
  Strategic Partners Mid-Cap Value Fund
Special Money Market Fund, Inc.*
  Money Market Series

 *This fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.


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                                                                  25

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                                     Notes


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26  PRUDENTIAL INSTITUTIONAL LIQUIDITY       [PHONE]  (800) 521-7466
    PORTFOLIO, INC.

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                                     Notes


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




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                                     Notes


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    PORTFOLIO, INC.

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                                     Notes


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                                                                  29

      FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 8236
PHILADELPHIA, PA 19101
(800) 521-7466
(732) 482-7555 (Calling from outside the U.S.)

Outside Brokers should contact:
Prudential Investment Management Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769

Visit Prudential's website at:
WWW.PRUDENTIAL.COM

Additional information about the Fund can be obtained without charge and can be found in the following documents:
STATEMENT OF ADDITIONAL INFORMATION (SAI) (incorporated by reference into this prospectus)
ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)
SEMI-ANNUAL REPORT


            Nasdaq   CUSIP
Fund Symbol ------   -----
Class I     PLPXX  744350604

MF137I
You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov (The SEC charges a fee to copy documents.)

IN PERSON
Public Reference Room in
Washington, DC (For hours of operation, call 1-202-942-8090)

VIA THE INTERNET
on the EDGAR Database at
http://www.sec.gov

Investment Company Act File No. 811-5336

              PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

                       INSTITUTIONAL MONEY MARKET SERIES
                      Statement of Additional Information

                                 May 28, 2003



   Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series (the Fund) is an open-end diversified management investment company whose investment objective is high current income consistent with the preservation of principal and liquidity. The Fund offers Class A shares and Class I shares. The Fund pursues this objective by investing primarily in a portfolio of short-term money market instruments maturing within thirteen months of the date of acquisition. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests" in the Fund's prospectus for Class A shares or Class I shares, as applicable, and "Description of the Fund, its Investments and Risks" below.


   The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, and its telephone number is (800) 521-7466.


   This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Fund's prospectus for Class A shares or Class I shares, as applicable, each dated May 28, 2003 (the Prospectus). A copy of the Prospectus may be obtained at no charge from the Fund upon request at the address or telephone number noted above.



   The Fund's audited financial statements for the fiscal year ended March 31, 2003 are incorporated into this SAI by reference to the Fund's 2003 annual report to shareholders (File No. 811-05336). You may obtain a copy of the Fund's annual report at no charge by request to the Fund at the address or telephone number noted above.


                               TABLE OF CONTENTS


                                                                          Page
                                                                          ----
Fund History.............................................................  B-2
Description of the Fund, Its Investments and Risks.......................  B-2
Investment Restrictions..................................................  B-5
Management of the Fund...................................................  B-7
Control Persons and Principal Holders of Securities...................... B-12
Investment Advisory and Other Services................................... B-12
Brokerage Allocation and Other Practices................................. B-16
Securities and Organization.............................................. B-17
Purchase, Redemption and Pricing of Fund Shares.......................... B-17
Net Asset Value.......................................................... B-18
Taxes, Dividends and Distributions....................................... B-19
Calculation of Yield..................................................... B-20
Financial Statements..................................................... B-20
Appendix I--Description of Ratings.......................................  I-1


--------------------------------------------------------------------------------

MF137B

                                 FUND HISTORY

   The Fund was organized as a corporation under the laws of Maryland on September 1, 1987.

              DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

   (a) Classification. The Fund is an open-end diversified management investment company.

   (b) Investment Strategies and Risks.


   The Fund's investment objective is high current income consistent with the preservation of principal and liquidity. While the principal investment policies and strategies for seeking to achieve this objective are described in the Prospectuses for the Fund's Class A shares and Class I shares, the Fund may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. The Fund may not be successful in achieving its objective and you can lose money.


OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES

   Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS). The Fund does not intend to purchase Treasury Receipts, TIGRs or CATS during the coming year.

Floating Rate and Variable Rate Securities

   The Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide a rate that is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.

Demand Features and Guarantees

   The Fund may purchase demand features and guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to shorten the maturity of the underlying instrument. Second, the demand feature, if unconditional, can be used to evaluate the credit quality of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.

   A guarantee is a form of unconditional credit support that may include bond insurance, a letter of credit, and an unconditional demand feature. A money market fund holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.

   The Fund can invest 10% of its total assets in securities directly issued by, or supported by, a demand feature provider or guarantor. Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act) provides a more stringent limit on demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued by, or supported by, second tier demand features or guarantees that are issued by the institution that issued such second tier securities.

Lending of Securities

   Consistent with applicable regulatory requirements, the Fund may lend its portfolio to brokers, dealers and financial institutions, provided that outstanding loans of the Fund do not exceed in the aggregate 15% of the value of the Fund's total assets and, provided that such loans are callable at any time by the Fund and are at all times secured by cash or U.S. Government securities that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations. Any voting rights, or rights to consent, relating to the securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the loaned securities may be voted by the Fund.

   A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Directors of the Fund. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

   The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Illiquid Securities

   The Fund may not hold more than 10% of its net assets in illiquid securities. If the Fund were to exceed this limit, the investment adviser would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable (either within or outside of the United States). Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


   A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.


   Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.


   Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid under procedures established by the Fund's Board of Directors. The Fund's investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on
Section 4(2) of the Securities Act to be considered liquid, (a) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (b) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to a demand right are deemed to have a maturity equal to the notice period.

Borrowing


   The Fund may borrow from banks (including through entering into reverse repurchase agreements) up to and including 15% of the value of its total assets taken at the lower of cost or current value for temporary or emergency purposes. The Fund may pledge up to and including 15% of its total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its net assets.


Repurchase Agreements

   The Fund may purchase securities and concurrently enter into "repurchase agreements" with the seller, whereby the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by the Custodian, directly or through a sub-custodian, and will be maintained physically or in a book-entry account.

   The Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Fund's Board of Directors. The Fund's investment adviser monitors the creditworthiness of such parties under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds upon sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code because the law regarding the rights of the trust is unsettled. As a result, under these circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.



Reverse Repurchase Agreements

   Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by the Fund with an agreement to repurchase the securities at a specified price, date and interest payment. The Fund intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Fund's Custodian will maintain in a segregated account cash or other liquid assets maturing not later than the expiration of the reverse repurchase agreements having a value equal to or greater than such commitments.

When-issued and Delayed Delivery Securities

   The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund will limit such purchases to those in which the date of delivery and payment falls within 90 days of the date of the commitment. The Fund will make commitments to purchase such when-issued securities only with the intention of actually acquiring the securities. The Fund's Custodian will segregate cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. If the Fund chooses to dispose of the when-issued security prior to its receipt of, and payment for, the security, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

Segregated Assets

   The Fund segregates with its Custodian, State Street Bank and Trust Company, cash, U.S. Government securities, equity securities (including foreign securities), debt securities or other liquid, unencumbered assets equal in value to its obligations in respect of potentially leveraged transactions. These include when-issued and delayed delivery securities, futures contracts, written options and options in futures contracts (unless otherwise covered). If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities. The assets segregated will be marked-to-market bi-weekly.

                            INVESTMENT RESTRICTIONS


   The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities," when used in this SAI, means the lesser of (1) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (2) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective of the Fund, such matters shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of such matters as provided above.


   The following investment restrictions are fundamental policies of the Fund and may not be changed except as described above.

   The Fund may not:

   1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

   2. Make short sales of securities or maintain a short position.

   3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Fund may borrow up to 15% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes and may pledge up to 15% of the value of its total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings exceed 5% of its net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements and the purchase and sale of financial futures contracts and collateral arrangements with respect thereto are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

   4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if, as a result, with respect to 75% of the value of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

   5. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks.

   6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

   7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

   8. Make investments for the purpose of exercising control or management.

   9. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

   10. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

   11. Make loans, except through (a) repurchase agreements and (b) loans of portfolio securities (limited to 15% of the value of the Fund's total assets).

   12. Purchase common stock or other voting securities, preferred stock, warrants or other equity securities, except as may be permitted by restriction number 9.

   13. Enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed 15% of the value of the Fund's total assets.

   14. Buy or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and options thereon.

   Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowings, as required by applicable law.

                            MANAGEMENT OF THE FUND

   Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act, are referred to as "Independent Directors". Directors who are deemed to be "interested persons" of the Fund are referred to as "Interested Directors". "Fund Complex" consists of the Fund and any other investment companies managed by Prudential Investments LLC (PI).

                             Independent Directors


                                                                                       Number of
                                           Term of                                   Portfolios in
                                        Office*** and                                Fund Complex
                          Position with   Length of       Principal Occupations        Overseen
 Name, Address** and Age    the Fund     Time Served      During Past Five Years      by Director
 -----------------------  ------------- ------------- ------------------------------ -------------
Delayne Dedrick Gold (64)   Director     Since 1996   Marketing Consultant (1982-         88
                                                      present); formerly Senior Vice
                                                      President and Member of the
                                                      Board of Directors, Prudential
                                                      Bache Securities, Inc.

Robert E. La Blanc (69)     Director     Since 1996   President (since 1981) of           77
                                                      Robert E. La Blanc Associates,
                                                      Inc. (telecommunications);
                                                      formerly General Partner at
                                                      Salomon Brothers and Vice-
                                                      Chairman of Continental
                                                      Telecom; Trustee of Manhattan
                                                      College.







Robin B. Smith (63)         Director     Since 1987   Chairman of the Board (since        69
                                                      January 2003) of Publishers
                                                      Clearing House (direct
                                                      marketing). formerly Chairman
                                                      and Chief Executive Officer
                                                      (August 1996-January 2003) of
                                                      Publishers Clearing House.

Stephen Stoneburn (59)      Director     Since 1996   President and Chief Executive       75
                                                      Officer (since June 1996) of
                                                      Quadrant Media Corp. (a
                                                      publishing company); formerly
                                                      President (June 1995-June
                                                      1996) of Argus Integrated
                                                      Media, Inc.; Senior Vice
                                                      President and Managing
                                                      Director (January 1993-1995)
                                                      of Cowles Business Media and
                                                      Senior Vice President of
                                                      Fairchild Publications, Inc
                                                      (1975-1989).

Clay T. Whitehead (64)      Director     Since 1999   President (since 1983) of           94
                                                      National Exchange Inc. (new
                                                      business development firm)






                             Other Directorships Held
 Name, Address** and Age       by the Director****
 -----------------------  -------------------------------
Delayne Dedrick Gold (64)               --





Robert E. La Blanc (69)   Director of Storage Technology
                          Corporation (technology) (since
                          1979), Chartered
                          Semiconductor Manufacturing,
                          Ltd. (Singapore) (since 1998),
                          Titan Corporation (electronics)
                          (since 1995), Computer
                          Associates International, Inc.
                          (since 2002) (software
                          company); Director (since
                          1999) of First Financial Fund,
                          Inc. and Director (since April
                          1999) of The High Yield Plus
                          Fund, Inc.

Robin B. Smith (63)       Director of BellSouth
                          Corporation (since 1992).






Stephen Stoneburn (59)                  --













Clay T. Whitehead (64)    Director (since 2000) of First
                          Financial Fund, Inc. and
                          Director (since 2000) of The
                          High Yield Plus Fund Inc.

                             Interested Directors


                                                                                          Number of
                                          Term of                                       Portfolios in
                                       Office*** and                                    Fund Complex
                        Position with    Length of         Principal Occupations          Overseen
Name, Address** and Age   the Fund      Time Served        During Past Five Years        by Director
----------------------- -------------- ------------- ---------------------------------- -------------

  *Robert F. Gunia      Director and    Since 1996   Executive Vice President and            184
   (56)                 Vice President               Chief Administrative Officer
                                                     (since June 1999) of PI;
                                                     Executive Vice President and
                                                     Treasurer (since January 1996)
                                                     of PI; President (since April
                                                     1999) of Prudential Investment
                                                     Management Services LLC
                                                     (PIMS); Corporate Vice
                                                     President (since September
                                                     1997) of The Prudential
                                                     Insurance Company of America;
                                                     Director, Executive Vice
                                                     President and Chief
                                                     Administrative Officer (since
                                                     May 2003) of American Skandia
                                                     Investment Services, Inc.;
                                                     Director, Executive Vice
                                                     President and Chief
                                                     Administrative Officer (since
                                                     May 2003) of American Skandia
                                                     Advisory Services, Inc.;
                                                     Director and Executive Vice
                                                     President (since May 2003) of
                                                     American Skandia Fund
                                                     Services, Inc.; formerly Senior
                                                     Vice President (March 1987-
                                                     May 1999) of Prudential
                                                     Securities Incorporated (PSI);
                                                     formerly Chief Administrative
                                                     Officer (July 1989-September
                                                     1996), Director (January 1989-
                                                     September 1996) and Executive
                                                     Vice President, Treasurer and
                                                     Chief Financial Officer (June
                                                     1987-December 1996) of
                                                     Prudential Mutual Fund
                                                     Management, Inc. (PMF).

  *Judy A. Rice (55)    Director        Since 2000   President, Chief Executive              129
                        and President   Since 2003   Officer, Chief Operating Officer
                                                     and Officer-in-Charge (since
                                                     2003) of PI; Director, Officer-in-
                                                     Charge, President and CEO
                                                     (since May 2003) of American
                                                     Skandia Advisory Services, Inc.;
                                                     Director, Officer-in-Charge,
                                                     President and CEO (since May
                                                     2003) of American Skandia
                                                     Investment Services, Inc.;
                                                     formerly various positions to
                                                     Senior Vice President (1992-
                                                     1999) of PSI; and various
                                                     positions to Managing Director
                                                     (1975-1992) of Salomon Smith
                                                     Barney; Member of Board of
                                                     Governors of the Money
                                                     Management Institute.





                            Other Directorships Held
Name, Address** and Age       by the Director****
----------------------- --------------------------------

  *Robert F. Gunia      Vice President and Director
   (56)                 (since May 1989) and Treasurer
                        (since 1999) of The Asia Pacific
                        Fund, Inc.



































  *Judy A. Rice (55)                   --



















   Information pertaining to the Officers of the Fund who are not also Directors is set forth below.

                                   Officers


                                                          Term of
                                                       Office*** and
                                    Position with        Length of                  Principal Occupations
   Name, Address** and Age              Fund            Time Served                 During Past Five Years
   -----------------------     ----------------------- ------------- -----------------------------------------------------
Grace C. Torres (43).......... Treasurer and Principal     Since     Senior Vice President (since January 2000) of PI;
                               Financial and                1997     formerly First Vice President (December 1996-
                               Accounting Officer                    January 2000) of PI and First Vice President (March
                                                                     1993-1999) of PSI.
Jonathan D. Shain (44)........ Secretary                   Since     Vice President and Corporate Counsel (since August
                                                            2001     1998) of Prudential; formerly Attorney with Fleet
                                                                     Bank, N.A. (January 1997-July 1998) and Associate
                                                                     Counsel (August 1994-January 1997) of New York
                                                                     Life Insurance Company.
Marguerite E. H. Morrison (47) Assistant Secretary         Since     Vice President and Chief Legal Officer--Mutual Funds
                                                            2002     and Unit Investment Trusts (since August 2000) of
                                                                     Prudential; Senior Vice President and Assistant
                                                                     Secretary (since February 2001) of PI; Vice President
                                                                     and Assistant Secretary of PIMS (since October
                                                                     2001), previously Vice President and Associate
                                                                     General Counsel (December 1996-February 2001) of
                                                                     PI and Vice President and Associate General Counsel
                                                                     (September 1987-September 1996) of PSI.
Maryanne Ryan (38)............ Anti-Money Laundering       Since     Vice President, Prudential (since November 1998),
                               Compliance Officer           2002     First Vice President, PSI (March 1997-May 1998).

----------
* "Interested" Director, as defined in the 1940 Act, by reason of employment with the Manager (as defined below), the Subadviser (as defined below) or the Distributor (as defined below).

**   Unless otherwise noted, the address of the Directors and Officers is c/o:
     Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.


*** There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals' length of service as Director and/or Officer.


**** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


   The Fund has Directors who, in addition to overseeing the actions of the Fund's Manager, Subadviser and Distributor, decide upon matters of general policy, in accordance with the laws of the State of Maryland and the 1940 Act. In addition to their functions set forth under "Investment Advisory and Other Services--Manager and Investment Adviser" and "Principal Underwriter, Distributor and Rule 12b-1 Plan", the Directors also review the actions of the Fund's Officers, who conduct and supervise the daily business operations of the Fund. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may contract for advisory and management services for the Fund or for any of its series (or class thereof). Any such contract may permit the Manager to delegate certain or all of its duties under such contracts to qualified investment advisers and administrators.


   Directors and Officers of the Fund are also directors, trustees and officers of some or all of the other investment companies advised by the Fund's Manager and distributed by PIMS.

   Pursuant to the Management Agreement with the Fund, the Manager pays all compensation of Officers and employees of the Fund as well as the fees and expenses of all Interested Directors of the Fund.

                           Standing Board Committees

   The Board of Directors has established two standing committees in connection with the governance of the Fund--Audit and Nominating.

   The Audit Committee consists of all of the Independent Directors. The responsibilities of the Audit Committee are to assist the Board of Directors in overseeing the Fund's independent accountants, accounting policies and procedures, and other areas relating to the Fund's auditing processes. The scope of the Audit Committee's responsibility is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent accountants' responsibility to plan and carry out a proper audit. The Audit Committee met four times during the fiscal year ended March 31, 2003.



   The Nominating Committee consists of all of the Independent Directors. This committee interviews and recommends to the Board persons to be nominated for election as Directors by the Fund's shareholders and selects and proposes nominees for election by the Board between annual meetings. This Committee does not normally consider candidates proposed by shareholders for election as Directors. The Nominating Committee also reviews the independence of Directors serving on the Board and recommends to the Board Independent Directors to be selected for membership on Board Committees. The Nominating Committee reviews each Director's investment in the Fund, matters relating to Director compensation and expenses and compliance with the Fund's retirement policy. The Nominating Committee did not meet during the fiscal year ended March 31, 2003.



   In addition to the two standing committees of the Fund, the Board of Directors has also approved Director participation in an Executive Committee designed to coordinate the governance of all of the mutual funds in the Prudential mutual fund complex. The role of the Executive Committee is solely advisory and consultative, without derogation of any of the duties or responsibilities of the Board of Directors. The following Independent Directors serve on the Executive Committee: Robert E. La Blanc and Clay T. Whitehead. Independent Directors from other funds in the Prudential mutual fund complex also serve on the Executive Committee. The responsibilities of the Executive Committee include: facilitating communication and coordination between the Independent Directors and fund management on issues that affect more than one fund; serving as a liaison between the Boards of Directors/Trustees of funds and fund management; developing, in consultation with outside counsel and management, draft agendas for Board meetings; reviewing and recommending changes to Board practices generally and monitoring and supervising the performance of legal counsel to the funds generally and the Independent Directors.


   The Fund pays each of its Independent Directors annual compensation in addition to certain out-of-pocket expenses. Directors who serve on the Committees may receive additional compensation. The amount of compensation paid to each Independent Director may change as result of the introduction of additional funds upon whose Boards the Directors may be asked to serve.


   Independent Directors may defer receipt of their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of such agreement, the Fund accrues deferred Directors' fees daily, which, in turn, accrues interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury bills at the beginning of each calendar quarter or, at the daily rate of return of any Prudential mutual fund chosen by the Director. The Fund's obligation to make payments of deferred Directors' fees, together with interest thereon, is a general obligation of the Fund.


   The Fund has no retirement or pension plan for its Directors.


   The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended March 31, 2003 to the Independent Directors. The table also shows aggregate compensation paid to those Directors for service on the Fund's Board and the Board of any other investment company in the Fund Complex, for the calendar year ended December 31, 2002.

                              Compensation Table


                                            Total 2002 Compensation
                                Aggregate     From Fund and Fund
                               Compensation     Complex Paid to
Name and Position               From Fund    Independent Directors
-----------------              ------------ -----------------------
Delayne Dedrick Gold--Director    $4,810       $186,250 (36/88)*
Robert E. La Blanc--Director      $4,525       $137,250 (20/77)*
Robin B. Smith--Director**        $4,525       $120,500 (26/69)*
Stephen Stoneburn--Director       $4,810       $120,250 (18/75)*
Nancy H. Teeters--Director/1/     $5,357       $123,000 (24/71)*
Clay T. Whitehead--Director       $4,525       $196,750 (32/94)*

----------
* Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.


** Although the last column shows the total amount paid to Directors from the Fund Complex during the calendar year ended December 31, 2002, such compensation was deferred at the election of this Director, in total or in part, under the Fund's deferred fee agreement. Including accrued interest on amounts deferred through December 31, 2002, the total amount of deferred compensation for the year amounted to $67,374 for Robin B. Smith.



/1/  Effective April 23, 2003, Ms. Teeters became a Director Emeritus.


   Directors and Officers who are interested do not receive compensation from the Fund or any fund in the Fund Complex and therefore are not shown in the Compensation table.


   The following table sets forth the dollar range of equity securities in the Fund beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the Fund Complex as of December 31, 2002.


                        Director Share Ownership Table

                             Independent Directors


                                       Aggregate Dollar Range of
                                       Equity Securities in All
                      Dollar Range of    Registered Investment
                     Equity Securities   Companies Overseen By
Name of Director        in the Fund    Director in Fund Complex
----------------     ----------------- -------------------------
Delayne Dedrick Gold        --             Over $100,000
Robert E. La Blanc          --             Over $100,000
Robin B. Smith       $50,001-$100,000      Over $100,000
Stephen Stoneburn           --             Over $100,000
Nancy H. Teeters/1/         --             $1-$10,000
Clay T. Whitehead           --             Over $100,000rfn

----------

/1/  Effective April 23, 2003, Ms. Teeters became a Director Emeritus.


                             Interested Directors


                                           Aggregate Dollar Range of
                                           Equity Securities in All
                          Dollar Range of    Registered Investment
                         Equity Securities   Companies Overseen By
Name of Director            in the Fund    Director in Fund Complex
----------------         ----------------- -------------------------
Robert F. Gunia                 --               Over $100,000
David R. Odenath, Jr./1/        --               Over $100,000
Judy A. Rice                    --               Over $100,000

----------

/1/  Effective April 23, 2003, Mr. Odenath resigned as Director of the Fund.

   The following table sets forth information regarding each class of securities owned beneficially or of record by each Independent Director, and his/her immediate family members, in an investment adviser or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly "controlling", "controlled by", or "under common control with" (within the meaning of the 1940 Act) an investment adviser or principal underwriter of the Fund as of December 31, 2002.



                        Name of
                      Owners and
                     Relationships         Title of  Value of  Percent
Name of Director      to Director  Company  Class   Securities of Class
----------------     ------------- ------- -------- ---------- --------
Delayne Dedrick Gold
Robert E. La Blanc        --         --       --        --        --
Robin B. Smith            --         --       --        --        --
Stephen Stoneburn         --         --       --        --        --
Nancy H. Teeters/1/       --         --       --        --        --
Clay T. Whitehead         --         --       --        --        --

----------

/1/  Effective April 23, 2003, Ms. Teeters became a Director Emeritus.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


   As of May 16, 2003, the Directors and officers of the Fund, as a group, beneficially owned less than 1% of the outstanding shares of Common Stock of the Fund.



   As of May 16, 2003, the beneficial owners, directly or indirectly, of more than 5% of a class of the outstanding Common Stock of the Fund were:



Name                                     Address          Class No. Shares /% of Class
----                             ------------------------ ----- ----------------------
US Bank National                 180 5th Street E           I      125,571,519/7.7%
Association A For DSCA (FSB) ACC Saint Paul MN 55101
David Morrison
Corp TST Svcs EP-MN-T3DM

Pru Trust Co Trustee Welfare B   30 Scranton Officer Park   I     252,612,844/15.4%
Trust Unionized EEES Sub Account Scranton PA 18507

Retirement Services Pool I       36th Floor                 I      116,881,116/7.1%
C/O Investment Acct G            1999 Avenue of the Stars
                                 Los Angeles CA 90067





   As of May 16, 2003, PSI was the record holder for other beneficial owners of the following:



                          Class No. Shares/% of Class
                          ----- ---------------------
                            A     193,201,279/43.5%
                            I     242,374,491/14.8%


                    INVESTMENT ADVISORY AND OTHER SERVICES

(a) Manager and Investment Adviser


   The Manager of the Fund is Prudential Investments LLC (PI or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102. The Manager serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential mutual funds. See "How the Fund is Managed-Manager" in the Prospectus. As of December 31, 2002, PI served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $86.1 billion.

   PI is a wholly owned subsidiary of PIFM Holdco, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential). Prudential Mutual Fund Services LLC (the Transfer Agent or PMFS), an affiliate of the Manager serves as the transfer agent and dividend-disbursing agent for the Prudential mutual funds and, in addition, provides customer service, record keeping and management and administrative services to qualified plans.

   Pursuant to the Management Agreement with the Fund (the Management Agreement), the Manager, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Fund. PI is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund. PI will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements.

   PI will review the performance of any subadvisers and make recommendations to the Board of Directors with respect to the retention of the subadvisers, and the renewal of any subadvisory agreements. PI also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services, which are not being furnished by State Street, the Fund's custodian (the Custodian), and PMFS. The management services of PI for the Fund are not exclusive under the terms of the Management Agreement and PI is free to, and does, render management services to others.


   For its services, PI receives, pursuant to the Management Agreement, a fee at an annual rate of .20 of 1% of the Fund's average daily net assets for each of Class A and Class I shares. The fee is computed daily and payable monthly. PI has contractually agreed to limit its fee to .15% of 1% of the Fund's average daily net assets for each of Class A and Class I shares for the fiscal year ending March 31, 2004 and contractually limited its fee to .15 of 1% of the Fund's average daily net assets for each of Class A and Class I shares for the fiscal year ended March 31, 2003.


   In connection with its management of the corporate affairs of the Fund, PI bears the following expenses:

      (1) the salaries and expenses of all personnel of the Fund and the Manager, except the fees and expenses of Independent Directors;

      (2) all expenses incurred by the Manager or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund, as described below; and

      (3) the costs and expenses payable to any Subadviser pursuant to any subadvisory agreement between the Manager and a Subadviser.

   Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses; (1) the fee payable to the Manager, (2) the fees and expenses of Independent Directors, (3) the fees and certain expenses of the Fund's Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (4) the charges and expenses of the Fund's legal counsel and independent accountants, (5) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (6) all taxes and corporate fees payable by the Fund to governmental agencies, (7) the fees of any trade association of which the Fund is a member, (8) the cost of stock certificates representing shares of the Fund, (9) the cost of fidelity and liability insurance, (10) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, and the fees and expenses of registration and notice filings made in accordance with state securities laws, (11) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing report, proxy statements and prospectuses to shareholders, (12) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (13) distribution and service fees.

   The Management Agreement also provides that the Manager will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

   The Management Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either party upon not more than 60 days' or less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.


   For the fiscal years ended March 31, 2003, 2002 and 2001, PI received management fees of $5,078,049, $6,297,216 and $3,821,860, respectively, from the Fund.



   PI has entered into a Subadvisory Agreement with Prudential Investment Management, Inc. (PIM or the Subadviser), a wholly owned subsidiary of Prudential. The Subadvisory Agreement provides that PIM furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIM's performance of such services. PIM is paid by PI at an annual rate of .10 of 1% of the Fund's average daily net assets (representing half of the compensation received from the Fund by PI).


   The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PI or PIM upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved by the Board of Directors at least annually in accordance with the requirements of the 1940 Act.

(b) Matters Considered by the Board


   The Management and Subadvisory Agreements were last approved by the Board of Directors, including all of the Independent Directors on May 22, 2002 at a meeting called for that purpose and are expected to be approved again in the same manner on May 29, 2003 at a meeting called for that purpose. In approving the Management and Subadvisory Agreements, the Board primarily considered, with respect to the Fund, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Fund. The Board requested and evaluated reports from the Manager and the Subadviser that addressed specific factors designed to inform the Board's consideration of these and other issues.



   With respect to the nature and quality of the services provided by the Manager and the Subadviser, respectively, the Board considered the performance of the Fund in comparison to relevant market indices and the performance of a peer group of investment companies pursuing broadly similar strategies, and reviewed reports prepared by an unaffiliated organization applying various statistical and financial measures of fund performance compared to such indices and peer groups of funds, over the past one, five and ten years. The Board also evaluated the division of responsibilities among the Manager and its affiliates, and the capabilities of the personnel providing services. The Board also considered the quality of brokerage execution provided by the Manager and Subadviser. The Board reviewed the Manager's and the Subadviser's use of brokers or dealers in Fund transactions that provided research and other services to them, and the benefits derived by the Fund from such services. The Board also considered the Manager's and Subadviser's reputation and their stated intentions with respect to their respective investment management capabilities in the management of the Fund. The Board considered each of the Manager's and Subadviser's stated commitment to the maintenance of effective compliance programs for the Fund and their positive compliance history, as neither the Manager or Subadviser has been subject to any significant compliance problems.


   With respect to the overall fairness of the Management and Subadvisory Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of the Manager and the Subadviser and their affiliates from their association with the Fund. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Fund. The Board also evaluated the aggregate amount and structure of fees paid by the Manager to the Subadviser. In concluding that the direct and indirect benefits accruing to the Manager, the Subadviser and their affiliates, by virtue of their relationship to the Fund, were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to the Fund, the Board reviewed specific data as to the Manager's and the Subadviser's profit or loss on the Fund for the recent period and carefully examined their cost allocation methodology. With respect to profitability, the Manager and the Subadviser discussed with the Board the allocation methodologies for intercompany revenues and expenses (not including the costs of distributing shares or providing shareholder services) in order to approximate their respective profits from the Management or Subadvisory fees. The Board understood that neither the Manager nor the Subadviser use these profitability analyses in the management of their businesses other than in connection with the approval or continuation of management or advisory agreements, at least in part because they exclude significant costs and include certain revenues that judicial interpretations have required in the context of Board approval of mutual fund advisory agreements. These matters were also considered at the meeting of the Independent Directors.


   Principal Underwriter, Distributor and Rule 12b-1 Plan. Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, acts as the distributor of the shares of the Fund. See "How the Fund Is Managed--Distributor" in the Prospectuses. PIMS is a subsidiary of Prudential.


   Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.


   Distribution and Service Plan. Under the Fund's Distribution and Service Plan for the Class A shares (the Plan) and the Distribution Agreement, the Fund pays the Distributor a distribution and service fee of up to 0.12% of the average daily net assets of the Class A shares of the Fund, computed daily and payable monthly. Under the Plan, the Fund is required to pay the distribution and service fee as reimbursement of the expenses incurred by the Distributor. The Distributor will incur the expenses of distributing the Class I shares, none of which are reimbursed by or paid for by the Fund. The Distributor has contractually agreed to limit its distribution and service (12b-1) fees payable under the Plan to .05 of 1% of the average daily net assets of the Class A shares of the Fund for the fiscal year ending March 31, 2004 and contractually limited its distribution and (12b-1) fees for the fiscal year ended March 31, 2003 to .05 of 1% of the average daily net assets of the Fund's Class A shares.



   For the fiscal year ended March 31, 2003, the Distributor received payments of $201,477 under the Plan. This amount was spent as reimbursement to brokers who sold Class A shares.


   The Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan or in any agreement relating to the Plan (the Rule 12b-1 Directors), cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding Class A voting securities of the Fund on not more than 30 days' written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without shareholder approval, and all material amendments must also be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment.

   Pursuant to the Plan, the Directors will be provided with, and will review at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Directors shall be committed to the Rule 12b-1 Directors.

   Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

   NASD Maximum Sales Charge Rule. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of the Fund's Class A shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on Class A shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to Class A shares rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of Class A shares, all sales charges on Class A shares would be suspended.

Other Service Providers

   State Street Bank and Trust Company, One Heritage Drive, North Quincy, MA 02171, serves as Custodian for the Fund's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Fund.

   Prudential Mutual Fund Services LLC (PMFS), 194 Wood Ave. South, Iselin, NJ 08830, serves as the transfer agent and dividend disbursing agent of the Fund. PMFS is an affiliate of PI. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to the Fund, PMFS receives a monthly fee plus its out-of-pocket expenses, including but not limited to postage, stationary, printing, allocable communications and other costs.

   PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the Fund's independent accountants and in that capacity audits the Fund's annual financial statements.

Codes Of Ethics


   The Board of Directors has adopted a Code of Ethics. In addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (collectively, the Codes). The Codes apply to access persons (generally persons who have access to information about the Fund's investment program) and permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the Commission.


                   BROKERAGE ALLOCATION AND OTHER PRACTICES

   The Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. For purposes of this section the term "Manager" includes the Subadviser. The Fund does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

   In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances.

   While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Fund, and the services furnished by such brokers may be used by the Manager in providing investment management for the Fund. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Fund does not reduce the fee it pays to the Manager by any amount that may be attributed to the value of such services. The Fund will not effect any securities transactions with or through Prudential Securities as broker or dealer.

   During the fiscal years ended March 31, 2003, 2002 and 2001, the Fund paid no brokerage commissions.





   The Fund is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents during their most recent fiscal year. As of March 31, 2003, the Fund held the following securities:





            Dealer                                   Holding $(000)
            ------                                   ------- -------
            Deutsche Banc Alex. Brown                 Debt   100,000
            Goldman, Sachs & Co.                      Debt    78,000
            JPMorgan                                  Debt    15,008
            Merrill Lynch & Co.                       Debt   101,000
            Morgan Stanley                            Debt    52,987


                          SECURITIES AND ORGANIZATION


   Prudential Institutional Liquidity Portfolio, Inc. is authorized to issue 15 billion shares of common stock, $.001 par value per share divided into two series, Institutional Money Market Series (10 billion shares) and Liquid Assets Series (5 billion shares). Only the Institutional Money Market Series is offered at this time, which is divided into two classes, designated Class A and Class I common stock. Of the 10 billion authorized shares of common stock of the Institutional Money Market Series, 5 billion shares consist of Class A shares and 5 billion shares consist of Class I shares.


   Each class represents an interest in the same assets of the Fund and is identical in all respects except that (1) Class A shares are subject to distribution and/or service fees, (2) Class I shares are not subject to any distribution and/or service fees, and (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine. The Board of Directors may increase or decrease the number of authorized shares without approval by shareholders. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder.

   The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% or more of the Fund's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.

                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

Purchase of Shares

   The Fund reserves the right to reject any initial or subsequent purchase order and the right to limit investments in the Fund solely to existing or past shareholders of the Fund.


   Shares of the Fund may be purchased and redeemed by investors through the Distributor or directly through Prudential Mutual Fund Services LLC (PMFS). Shares may also be purchased through the COMMAND Program or the BusinessEdge Program available through PSI or Pruco Securities Corporation (Pruco). The procedures for purchase and redemption of Fund shares are described in the Prospectuses.


Multiple Accounts

   An institution may open a single master account by filing an application with PMFS, signed by personnel authorized to act for the institution. Individual subaccounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice. Procedures will be available to identify subaccounts by name and number within the master account name. The foregoing procedures would also apply to related institutional accounts (i.e., accounts of shareholders with a common institutional or corporate parent). The investment minimums as set forth in the relevant Prospectus under "How to Buy and Sell Shares of the Fund--How to Buy Shares" are applicable to the aggregate amounts invested by a group, and not to the amount credited to each subaccount.

Reopening an Account

   Subject to the minimum investment restrictions, an investor may reopen an account, without filing a new application, at any time during the calendar year the account is closed, provided that the information on that application is still applicable.

Redemption in Kind

   If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Commission. Any such securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

Restrictions On Sale

   The Fund may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensions or postponements may not exceed seven days except (1) for any period (a) during which the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or
(b) during which trading on NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or
(3) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund. The Commission by rules and regulations determines the conditions under which (a) trading shall be deemed to be restricted and (b) an emergency is deemed to exist within the meaning of clause
(2) above.

                                NET ASSET VALUE


   The Fund's net asset value (NAV) per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. NAV is computed at 4:00 p.m., New York time, on days that the NYSE is open for trading, or in the event that the NYSE is closed, the earlier of the time when the U.S. Government bond market or the U.S. Federal Reserve banks close.


   The Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Fund's Board of Directors has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the investment adviser under the supervision of the Board of Directors to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the Commission. The remaining maturity of an instrument held by the Fund that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Directors also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.

                      TAXES, DIVIDENDS AND DISTRIBUTIONS

   The Fund has elected to qualify, and the Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that fund.


   Qualification as a regulated investment company requires, among other things, that (1) at least 90% of a fund's annual gross income be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities; (2) a fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of a fund's assets is represented by cash and cash items, U.S. Government obligations or the securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations or the securities of other regulated investment companies) and (3) the fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.



   In addition, the Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays federal income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax.



   Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Fund does not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules, which respectively may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gain to be treated as ordinary income.





   It is anticipated that the net asset value per share of the Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Distributions of net investment income and net short-term gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or cash. Any gain or loss realized upon a sale or redemption of shares by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Furthermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares, including shares purchased pursuant to dividend reinvestment, within a 61-day period beginning 30 days before the disposition of the shares.



   Because none of the Fund's net income is anticipated to arise from dividends on common or preferred stock, none of its distributions to shareholders will be eligible for the dividends received deduction generally allowed to U.S. corporations with respect to dividends received from qualifying domestic corporations under the Internal Revenue Code. Shareholders will be notified annually by the Fund as to the federal tax status of distributions made by the Fund.


   The Fund may be subject to state or local tax in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Fund may differ from the federal tax treatment. Under the laws of certain states, distributions of net income may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisers with respect to the federal, state and local tax consequences resulting from their investment in the Fund.

   Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences resulting from their investment in the Fund.

                             CALCULATION OF YIELD

   The Fund will prepare a current quotation of yield daily. The Yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Fund's portfolio, and its operating expenses. The Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

   Effective yield = [(base period return + 1)365/7] - 1


   The yield and effective yield for Class A shares of the Fund based on the 7 days ended March 31, 2003 were 1.14% and 1.15%, respectively. The yield and effective yield for Class I shares of the Fund based on 7 days ended March 31, 2003, were 1.19% and 1.20%, respectively.


   The Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also in changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

   Advertising. Advertising materials for the Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by the Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Fund also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

   From time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition advertising materials may reference studies or analyses performed by the manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.

                             FINANCIAL STATEMENTS


   The Fund's financial statements for the fiscal year ended March 31, 2003, incorporated into this SAI by reference to the Fund's 2003 annual report to shareholders (File No. 811-05336), have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of the Fund's annual report at no charge by request to the Fund by calling (800) 521-7466, or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

                                  APPENDIX I

                            DESCRIPTION OF RATINGS


MOODY'S INVESTORS SERVICE, INC.


Debt Ratings

   Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

   A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

   Baa: Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Baa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

Short-Term Debt Ratings

   Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

   PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    .  Leading market positions in well-established industries.

    .  High rates of return on funds employed.

    . Conservative capitalization structure with moderate reliance on debt and ample protection.

    . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    . Well-established access to a range of financial markets and assured sources of alternative liquidity.

   PRIME-2: Issuers rate Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liability is maintained.

   MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

   MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the proceeding group.

STANDARD & POOR'S RATINGS SERVICES


Long-Term Issue Credit Ratings

   AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligator's capacity to meet its financial commitment on the obligation is extremely strong.

   AA: An obligation rated AA differs from the highest-rated obligation only in small degrees. The obligator's capacity to meet its financial commitment on the obligation is extremely strong.

   A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligator's capacity to meet its financial commitment on the obligation is still strong.

   BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet the financial commitment on the obligation.

   Plus (+) or Minus (--): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Commercial Paper Ratings

   A-1: The designation indicated that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

   A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Notes Ratings

   An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

--Amortization schedule--the longer the final maturity relative to other maturities the more likely it will be treated as a note.

--Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

   SP-1: Strong capacity to pay principal and interest. An issue determined to posses a very strong capacity to pay debt service is given a plus (+) designation.

   SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


FITCH RATINGS


International Long-Term Credit Ratings

   AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

   AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payments of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

   A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

   BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Short-Term Debt Ratings

   F1: Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

   F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

   Plus (+) or minus (--): Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category or to short-term ratings other than F-1.

                                    PART C

                               OTHER INFORMATION

Item 23.  Exhibits.


   (a) Articles of Amendment and Restatement dated May 23, 2002.*





   (b) By-Laws of Registrant, Amended and Restated April 11, 2003.*


   (c) (1) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant, incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

       (2) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibits (a) and (b) above.

   (d) (1) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

       (2) Subadvisory Agreement between Prudential Mutual Fund Management and The Prudential Investment Corporation, incorporated by reference to
       Exhibit 5(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

       (3) Management and Administrative Services Agreement between the Fund, on behalf of the Liquid Assets Series, and Prudential Investments Fund Management LLC, incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

       (4) Amendment to Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation, incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 31, 2000.

   (e) (1) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC, incorporated by reference to Exhibit
       (e)(i) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

       (2) Form of Dealer Agreement, incorporated by reference to Exhibit
       (e)(ii) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

   (f) Not applicable.

   (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

       (2) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

       (3) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

       (4) Amendment to Custodian Contract dated February 22, 1999, incorporated by reference to Exhibit (g)(iv) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 4, 2001.


       (5) Amendment to Custodian Contract dated July 17, 2001, incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 2002.



       (6) Amendment to Custodian Contract dated January 17, 2002, incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 2002.

   (h) (1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.


       (2) Amendment to Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC, incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 31, 2000.



       (3) Amendment to Transfer Agency and Service Agreement dated September 4, 2002.*


   (i) Opinion of Counsel, incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

   (j) Consent of Independent Accountants.*

   (k) Not applicable.

   (l) Not applicable.

   (m) Amended and Restated Distribution and Service Plan, incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

   (n) Not applicable.

   (o) Rule 18 f-3 Plan, incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.


   (p) (1) Code of Ethics of the Registrant dated September 4, 2002.*



       (2) Code of Ethics of Prudential Investment Management, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC dated September 4, 2002.*



   (q) Powers of Attorney dated May 23, 2001, incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 2002.

----------
 *Filed herewith.

Item 24.  Persons Controlled By or Under Common Control With Registrant.

   None.

Item 25.  Indemnification.

   As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article X of the Registrant's By-Laws (Exhibit (b) to the Registration Statement) and Section 2-418 of the Maryland General Corporation Law, officers, directors, employees and agents of the Registrant may be indemnified against certain liabilities in connection with the Registrant except liabilities arising from misfeasance, bad faith, gross negligence or reckless disregard in the conduct of their respective duties. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreements (Exhibit (e)(1) to the Registration Statement), the Distributor of the Fund may be indemnified against certain liabilities it may incur. Such Article X of the By-Laws and Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the Commission) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

   Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) limits the liability of Prudential Investments LLC (PI) to losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by PI of its obligations and duties under the Management Agreement. Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limits the liability of Prudential Investment Management, Inc. (PIM) to losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by PIM of its obligations and duties under the Subadvisory Agreement.

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.

   The Registrant maintains an insurance policy insuring its officers and directors against certain liabilities and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonesty, fraudulent or criminal acts or omissions. The insurance policy also insures the Registrant against the costs of indemnification payments to officers and directors under certain circumstances.

Item 26.  Business and Other Connections of the Investment Adviser

   (a) Prudential Investments LLC (PI).


   See "How the Fund Is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Adviser" in the Statement of Additional Information (SAI) constituting Part B of this Post-Effective Amendment to the Registration Statement.


   The business and other connections of directors and officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

   The business and other connections of the directors and officers of PI are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.


Name and Address                         Position With PI                      Principal Occupations
----------------                    --------------------------- ---------------------------------------------------
Robert F. Gunia.................... Executive Vice President    Executive Vice President and Chief Administrative
                                    and Chief Administrative    Officer, PI; Vice President, Prudential; President,
                                    Officer                     Prudential Investment Management Services LLC
                                                                (PIMS)
William V. Healey.................. Executive Vice President,   Executive Vice President, Chief Legal Officer and
                                    Chief Legal Officer and     Secretary, PI; Vice President and Associate
                                    Secretary                   General Counsel, Prudential; Senior Vice
                                                                President, Chief Legal Officer and Secretary, PIMS
Kevin B. Osborn.................... Executive Vice President    Executive Vice President, PI
Judy A. Rice....................... Officer in Charge,          Officer in Charge, President, Chief Executive
                                    President, Chief Executive  Officer and Chief Operating Officer, PI
                                    Officer and Chief
                                    Operating Officer
Philip N. Russo.................... Executive Vice President,   Executive Vice President, Chief Financial Officer
                                    Chief Financial Officer and and Treasurer, PI; Director of Jennison Associates
                                    Treasurer                   LLC.
Lynn M. Waldvogel.................. Executive Vice President    Executive Vice President, PI

   (b) Prudential Investment Management, Inc. (PIM).


   See "How the Fund Is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Adviser" in the SAI constituting Part B of this Registration Statement.


   The business and other connections of PIM's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102.


Name and Address                       Position With PIM                   Principal Occupations
----------------                    ------------------------ -------------------------------------------------
Matthew J. Chanin.................. Director and Senior Vice Director and President of Prudential Equity
  Gateway Center Four               President                Investors, Inc.; Chairman, Director and President
  Newark, NJ 07102                                           of Prudential Private Placement Investors, Inc.
John H. Hobbs...................... Director and Vice        Chairman, CEO and Director of Jennison
  466 Lexington Avenue,             President                Associates LLC; Director of Prudential Trust
  18th Floor                                                 Company
  New York, NY 10017
Philip N. Russo.................... Director                 Director of Jennison Associates LLC; Executive
                                                             Vice President, Chief Financial Officer and
                                                             Treasurer, PI
John R. Strangfeld, Jr............. Chairman of the Board,   Vice President of Prudential Financial, Inc.
                                    President and Chief      (Prudential); Chairman, Director and CEO of
                                    Executive Officer and    Prudential Securities Group; Director and
                                    Director                 President of Prudential Asset Management
                                                             Holding Company; Director of Jennison
                                                             Associates LLC; Executive Vice President of The
                                                             Prudential Insurance Company of America
James J. Sullivan.................. Director, Vice President Chairman, Director, President and CEO of
  Gateway Center Two                and Managing Director    Prudential Trust Company; Director and President
  Newark, NJ                                                 of the Prudential Asset Management Company,
                                                             Inc.
Bernard Winograd................... Director, President and  Senior Vice President of Prudential; Director of
                                    CEO                      Jennison Associates LLC; Director and Vice
                                                             President of the Prudential Asset Management
                                                             Holding Company


Item 27.  Principal Underwriters

   (a) Prudential Investment Management Services LLC. (PIMS)


   PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential's Gibraltar Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Inc., Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Prudential Series Fund, Inc. and The Target Portfolio Trust.


   PIMS is also distributor of the following unit investment trusts: Separate Accounts :The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential

Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

   (b) Information concerning officers of PIMS is set forth below.


                                    Positions and Offices                  Positions and Offices
Name/(1)/                           With Underwriter                       With Registrant
---------                           ---------------------                  ---------------------

Edward P. Baird.................... Executive Vice President               None
  213 Washington St.
  Newark, NJ 07102

C. Edward Chaplin.................. Executive Vice President and Treasurer None
  751 Broad Street
  Newark, NJ 07102

John E. Doscher.................... Senior Vice President and Chief        None
                                    Compliance Officer

Robert F. Gunia.................... President                              Director and Vice President

William V. Healey.................. Senior Vice President, Secretary and   None
                                    Chief Legal Officer

Michael J. McQuade................. Senior Vice President                  None

Stephen Pulletier.................. Executive Vice President               None

Scott G. Sleyster.................. Executive Vice President               None
  71 Hanover Road
  Florham Park, NJ 07932

Bernard B. Winograd................ Executive Vice President               None

----------
(1) The address of each person named is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, unless otherwise indicated.

   (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 28.  Location of Accounts and Records

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, Prudential Investment Management, Inc., Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, New Jersey 08830. Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d)
and (f) will be kept at Gateway Center Three, Newark, NJ 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

Item 29.  Management Services


   Other than as set forth under the captions "How the Fund Is
Managed--Manager" and "How the Fund Is Managed--Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the SAI, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.


Item 30.  Undertakings

   Not applicable.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 28th day of May, 2003.



                     PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

                                           *JUDY A. RICE
                                 ----------------------------------------
                                           Judy A. Rice, President


   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                                 Title              Date
          ---------                                 -----              ----

    *   DELAYNE DEDRICK GOLD            Director
-----------------------------
       Delayne Dedrick Gold

     *   ROBERT F. GUNIA                Director and Vice President
-----------------------------
       Robert F. Gunia

   *   ROBERT E. LA BLANC               Director
-----------------------------
       Robert E. La Blanc

      *   JUDY A. RICE                  Director and President
-----------------------------
        Judy A. Rice

     *   ROBIN B. SMITH                 Director
-----------------------------
        Robin B. Smith

    *   STEPHEN STONEBURN               Director
-----------------------------
        Stephen Stoneburn

    *   CLAY T. WHITEHEAD               Director
-----------------------------
       Clay T. Whitehead

     *   GRACE C. TORRES                Treasurer and Principal
-----------------------------             Financial and Accounting
       Grace C. Torres                    Officer




*By:  /s/  Jonathan D. Shain                          May 28, 2003
     -------------------------
               Jonathan D.
               Shain
          Attorney-in-Fact

                                 EXHIBIT INDEX


Exhibit No. Description
----------- -----------

  (a)       Articles of Amendment and Restatement dated May 23, 2002.*

  (b)       By-Laws of Registrant, Amended and Restated April 11, 2003.*

  (h)(3)    Amendment to Transfer Agency and Service Agreement dated September 4, 2002.*

  (j)       Consent of Independent Accountants.*

  (p)(1)    Code of Ethics of the Registrant dated September 4, 2002.*

     (2)    Code of Ethics of Prudential Investment Management, Inc., Prudential Investments LLC and Prudential
            Investment Management Services LLC dated September 4, 2002.*



----------
* Filed herewith.